Cover	Dec. 31, 2026	Jul. 27, 2026
Cover [Abstract]
Document Type		8-K
Entity File Number		001-36440
Entity Registrant Name		AVANOS MEDICAL, INC.
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		46-4987888
Entity Address, Address Line One		5405 Windward Parkway
Entity Address, Address Line Two		Suite 100 South
Entity Address, State or Province		GA
Entity Address, City or Town		Alpharetta,
Entity Address, Postal Zip Code		30004
City Area Code		844
Local Phone Number		428-2667
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock - $0.01 Par Value
Trading Symbol		AVNS
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001606498
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Document Period End Date		Jul. 27, 2026